ACQUISITIONS (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended				1 Months Ended	12 Months Ended		0 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011 Business team of China-based IT service firms	Dec. 31, 2011 Business team of China-based IT service firms	Feb. 01, 2011 Business team of China-based IT service firms	Feb. 01, 2011 Business team of China-based IT service firms Contract backlog	Feb. 01, 2011 Business team of China-based IT service firms Customer relationship
ACQUISITIONS
Cash consideration paid	$ 9,004				$ 2,500
Intangible assets acquired:
Intangible assets acquired								287	666
Goodwill		102,222	102,659	37,348			1,547
Total consideration							2,500
Estimated useful lives
Estimated useful lives								10 months 24 days	4 years 10 months 24 days
Pro forma financial information
Net revenues						219,197
Net income						$ 17,715
Net income per share
Basic (in dollars per share)						$ 0.44
Diluted (in dollars per share)						$ 0.41